Organization and Business Description - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Jul. 31, 2026
Bao Cayman [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Cayman Islands
Ownership / relationship	100.00%
Principal Activities	Investment holding
CTW Inc. (“CTW Japan”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Japan
Ownership / relationship	100.00%
Principal Activities	Game distribution and related services
CTW G123 Singapore Pte. Ltd. (“CTW Singapore”)[Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Singapore
Ownership / relationship	100.00%
Principal Activities	Game distribution and related services
CTW HK Limited (“CTW HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Hong Kong
Ownership / relationship	100.00%
Principal Activities	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Beijing, PRC
Ownership / relationship	100.00%
Principal Activities	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Shanghai, PRC
Ownership / relationship	100.00%
Principal Activities	Research and development center
Change the World Corporation (“CTW Korea”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Seoul, Korea
Ownership / relationship	100.00%
Principal Activities	Platform development and end-user support
CTW US Inc. (“CTW US”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Delaware, USA
Ownership / relationship	100.00%
Principal Activities	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Taiwan
Ownership / relationship	VIE
Principal Activities	Art and design center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Shanghai, PRC
Ownership / relationship	VIE
Principal Activities	Research and development center (no operating activity since January 2026)
Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Jurisdiction	Shanghai, PRC
Ownership / relationship	VIE
Principal Activities	Platform development and support